Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

The following summarizes the relationship between the executive compensation actually paid by the Company and the financial performance of Newmont over a five-year performance period.

					VALUE OF INITIAL FIXED
					$100 INVESTMENT ON
					DECEMBER 31, 2020
					BASED ON
			AVERAGE	AVERAGE
			SUMMARY	COMPENSATION
	SUMMARY		COMPENSATION	ACTUALLY		PEER/INDEX
	COMPENSATION	COMPENSATION	TABLE TOTAL FOR	PAID TO	TOTAL	TOTAL	COMPANY NET
	TABLE TOTAL	ACTUALLY PAID	NON-PEO	NON-PEO	SHAREHOLDER	SHAREHOLDER	INCOME	FREE CASH
PEFORMANCE YEAR	FOR PEO ($)(1)	TO PEO ($)(1)(7)	NEOS ($)(2)	NEOS ($)(2)(7)	RETURN ($)(3)	RETURN ($)(3)(4)	(LOSS) ($)(5)	FLOW($)(6)
2025	$15,625,168	$46,280,998	$4,537,982	$8,992,688	$195	$330	$7,167	$7,299
2024	$12,965,126	$3,323,357	$4,463,189	$3,119,735	$72	$156	$3,381	$2,916
2023	$11,747,104	$1,125,000	$3,949,153	$1,588,050	$78	$162	$(2,467)	$88
2022	$13,654,538	$3,407,020	$3,904,167	$1,166,702	$85	$154	$(369)	$1,067
2021	$12,667,106	$15,415,524	$3,922,861	$3,707,302	$107	$157	$233	$2,613

(1) In his capacity as Chief Executive Officer, Mr. Palmer is included as our PEO for 2021 to 2025. See the Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table for additional details.

(2) Reflects compensation for the following non-PEO NEOs:

2025: Mr. Wexler, Ms. Viljoen, Mr. Toth, Mr. Hardy and Ms. Ovelmen

2024: Ms. Ovelmen, Ms. Viljoen, Mr. Wexler, Mr. Toth and Mr. Atkinson

2023: Ms. Ovelmen, Ms. Viljoen, Mr. Atkinson, Mr. Toth, Mr. Tabolt, and Mr. Puna

2022: Mr. Tabolt, Mr. Atkinson, Ms. Lipson, Mr. Toth, and Ms. Buese

2021: Ms. Buese, Mr. Atkinson, Mr. Gottesfeld, and Ms. Lipson

See Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table for additional details.

(3) In 2025, the Company modified its approach to calculating Total Shareholder Return for purposes of the Pay Versus Performance table to reflect a more standardized calculation that aligns with the Annual Report. The updated methodology has been applied to all periods presented.

(4) The peer group used for TSR comparisons reflects our compensation benchmarking peer group as disclosed in the Newmont Annual Report for each year. The peer group is comprised of the following companies for each year:

2025: Agnico Eagle Mines Ltd (AEM US); Anglogold Ashanti Ltd (AU US); Freeport (FCX US), Gold Fields Ltd (GFI US); Barrick Gold Corp (B US); Kinross Gold Corp (KGC US); Northern Star Resources Limited (NST AU) and Harmony Gold Mining Co Ltd (HMY US). The 2025 Peer/Index Total Shareholder Return was $341 when calculated using the prior-year peer group and $330 when calculated using the updated 2025 peer group.

2024 - 2023: Agnico Eagle Mines Ltd (AEM US); Anglogold Ashanti Ltd (AU US); Freeport (FCX US), Gold Fields Ltd (GFI US); Barrick Gold Corp (B US); Kinross Gold Corp (KGC US); and Harmony Gold Mining Co Ltd (HMY US).

2022 - 2021: Agnico Eagle Mines Ltd (AEM US); Anglogold Ashanti Ltd (AU US); Freeport (FCX US), Gold Fields Ltd (GFI US); Barrick Gold Corp (B US); Kinross Gold Corp (KGC US); Harmony Gold Mining Co Ltd (HMY US); and Newcrest Mining Ltd (NCM AU).

(5) Represents Newmont's Company Net Income (Loss) in millions, calculated on a GAAP basis, as disclosed in our Annual Report of Form 10-K for the relevant year.

(6) Represents Free Cash Flow in millions, a non-GAAP metric, as disclosed in our Annual Report of Form 10-K for the relevant year.

(7) The following adjustments were made to Summary Compensation Table total compensation to determine “Compensation Actually Paid” for our NEOs:

	2025
ADJUSTMENTS(8)(9)	PEO ($)		NON-PEO NEO AVERAGE ($)
Summary Compensation Table Total		15,625,168		4,537,982
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	( - )	10,094,351	( - )	2,657,153
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	(+)	24,625,888	(+)	4,853,898
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	(+)	15,291,483	(+)	3,255,029
Deduction of fair value of awards granted during prior FY that were forfeited during applicable FY, determined as of prior FY end	( - )	0	( - )	1,217,352
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	(+)	393,682	(+)	162,091
Addition in respect of any dividends or other earnings paid during applicable FY prior to vesting date of underlying award	(+)	617,869	(+)	108,164
Deduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	( - )	694,517	( - )	161,252
Addition for the Service Cost attributable to services rendered during the FY	(+)	515,776	(+)	111,281
Compensation Actually Paid		46,280,998		8,992,688

(8) Equity valuations have been calculated in accordance with the requirements for Compensation Actually Paid. Adjustments for restricted stock units (“RSUs”) reflect changes in fair value during the fiscal year based on the Company’s closing stock price at fiscal year-end or the applicable vesting date. RSU awards generally vest pro-rata over three years. Adjustments for performance stock units (“PSUs”) reflect changes in fair value during the fiscal year based on the Company’s closing stock price at fiscal year-end and management’s estimate of expected performance. For PSUs with market-based conditions, fair value is determined using a Monte Carlo simulation model as described in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025. PSU awards have a maximum payout opportunity of 200% of target. See the Compensation Discussion and Analysis for additional information.

(9) The Company’s pension benefits are determined under its qualified defined benefit plan. The total pension expense for each year includes (i) the service cost for benefits earned during the year and (ii) any prior service cost arising from plan amendments, if applicable, which was $0 for all years presented. All amounts are calculated in accordance with U.S. GAAP.

Company Selected Measure Name	Free Cash Flow
Named Executive Officers, Footnote

(1) In his capacity as Chief Executive Officer, Mr. Palmer is included as our PEO for 2021 to 2025. See the Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table for additional details.

(2) Reflects compensation for the following non-PEO NEOs:

2025: Mr. Wexler, Ms. Viljoen, Mr. Toth, Mr. Hardy and Ms. Ovelmen

2024: Ms. Ovelmen, Ms. Viljoen, Mr. Wexler, Mr. Toth and Mr. Atkinson

2023: Ms. Ovelmen, Ms. Viljoen, Mr. Atkinson, Mr. Toth, Mr. Tabolt, and Mr. Puna

2022: Mr. Tabolt, Mr. Atkinson, Ms. Lipson, Mr. Toth, and Ms. Buese

2021: Ms. Buese, Mr. Atkinson, Mr. Gottesfeld, and Ms. Lipson

See Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table for additional details.

Peer Group Issuers, Footnote

(4) The peer group used for TSR comparisons reflects our compensation benchmarking peer group as disclosed in the Newmont Annual Report for each year. The peer group is comprised of the following companies for each year:

2025: Agnico Eagle Mines Ltd (AEM US); Anglogold Ashanti Ltd (AU US); Freeport (FCX US), Gold Fields Ltd (GFI US); Barrick Gold Corp (B US); Kinross Gold Corp (KGC US); Northern Star Resources Limited (NST AU) and Harmony Gold Mining Co Ltd (HMY US). The 2025 Peer/Index Total Shareholder Return was $341 when calculated using the prior-year peer group and $330 when calculated using the updated 2025 peer group.

2024 - 2023: Agnico Eagle Mines Ltd (AEM US); Anglogold Ashanti Ltd (AU US); Freeport (FCX US), Gold Fields Ltd (GFI US); Barrick Gold Corp (B US); Kinross Gold Corp (KGC US); and Harmony Gold Mining Co Ltd (HMY US).

2022 - 2021: Agnico Eagle Mines Ltd (AEM US); Anglogold Ashanti Ltd (AU US); Freeport (FCX US), Gold Fields Ltd (GFI US); Barrick Gold Corp (B US); Kinross Gold Corp (KGC US); Harmony Gold Mining Co Ltd (HMY US); and Newcrest Mining Ltd (NCM AU).

PEO Total Compensation Amount	$ 15,625,168	$ 12,965,126	$ 11,747,104	$ 13,654,538	$ 12,667,106
PEO Actually Paid Compensation Amount	$ 46,280,998	3,323,357	1,125,000	3,407,020	15,415,524
Adjustment To PEO Compensation, Footnote

(7) The following adjustments were made to Summary Compensation Table total compensation to determine “Compensation Actually Paid” for our NEOs:

	2025
ADJUSTMENTS(8)(9)	PEO ($)		NON-PEO NEO AVERAGE ($)
Summary Compensation Table Total		15,625,168		4,537,982
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	( - )	10,094,351	( - )	2,657,153
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	(+)	24,625,888	(+)	4,853,898
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	(+)	15,291,483	(+)	3,255,029
Deduction of fair value of awards granted during prior FY that were forfeited during applicable FY, determined as of prior FY end	( - )	0	( - )	1,217,352
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	(+)	393,682	(+)	162,091
Addition in respect of any dividends or other earnings paid during applicable FY prior to vesting date of underlying award	(+)	617,869	(+)	108,164
Deduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	( - )	694,517	( - )	161,252
Addition for the Service Cost attributable to services rendered during the FY	(+)	515,776	(+)	111,281
Compensation Actually Paid		46,280,998		8,992,688

(8) Equity valuations have been calculated in accordance with the requirements for Compensation Actually Paid. Adjustments for restricted stock units (“RSUs”) reflect changes in fair value during the fiscal year based on the Company’s closing stock price at fiscal year-end or the applicable vesting date. RSU awards generally vest pro-rata over three years. Adjustments for performance stock units (“PSUs”) reflect changes in fair value during the fiscal year based on the Company’s closing stock price at fiscal year-end and management’s estimate of expected performance. For PSUs with market-based conditions, fair value is determined using a Monte Carlo simulation model as described in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025. PSU awards have a maximum payout opportunity of 200% of target. See the Compensation Discussion and Analysis for additional information.

(9) The Company’s pension benefits are determined under its qualified defined benefit plan. The total pension expense for each year includes (i) the service cost for benefits earned during the year and (ii) any prior service cost arising from plan amendments, if applicable, which was $0 for all years presented. All amounts are calculated in accordance with U.S. GAAP.

Non-PEO NEO Average Total Compensation Amount	$ 4,537,982	4,463,189	3,949,153	3,904,167	3,922,861
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,992,688	3,119,735	1,588,050	1,166,702	3,707,302
Adjustment to Non-PEO NEO Compensation Footnote

(7) The following adjustments were made to Summary Compensation Table total compensation to determine “Compensation Actually Paid” for our NEOs:

	2025
ADJUSTMENTS(8)(9)	PEO ($)		NON-PEO NEO AVERAGE ($)
Summary Compensation Table Total		15,625,168		4,537,982
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	( - )	10,094,351	( - )	2,657,153
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	(+)	24,625,888	(+)	4,853,898
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	(+)	15,291,483	(+)	3,255,029
Deduction of fair value of awards granted during prior FY that were forfeited during applicable FY, determined as of prior FY end	( - )	0	( - )	1,217,352
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	(+)	393,682	(+)	162,091
Addition in respect of any dividends or other earnings paid during applicable FY prior to vesting date of underlying award	(+)	617,869	(+)	108,164
Deduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	( - )	694,517	( - )	161,252
Addition for the Service Cost attributable to services rendered during the FY	(+)	515,776	(+)	111,281
Compensation Actually Paid		46,280,998		8,992,688

(8) Equity valuations have been calculated in accordance with the requirements for Compensation Actually Paid. Adjustments for restricted stock units (“RSUs”) reflect changes in fair value during the fiscal year based on the Company’s closing stock price at fiscal year-end or the applicable vesting date. RSU awards generally vest pro-rata over three years. Adjustments for performance stock units (“PSUs”) reflect changes in fair value during the fiscal year based on the Company’s closing stock price at fiscal year-end and management’s estimate of expected performance. For PSUs with market-based conditions, fair value is determined using a Monte Carlo simulation model as described in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025. PSU awards have a maximum payout opportunity of 200% of target. See the Compensation Discussion and Analysis for additional information.

(9) The Company’s pension benefits are determined under its qualified defined benefit plan. The total pension expense for each year includes (i) the service cost for benefits earned during the year and (ii) any prior service cost arising from plan amendments, if applicable, which was $0 for all years presented. All amounts are calculated in accordance with U.S. GAAP.

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid versus Total Shareholder Return
Compensation Actually Paid vs. Net Income	Compensation Actually Paid versus Free Cash Flow and Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid versus Free Cash Flow and Net Income
Total Shareholder Return Vs Peer Group	Compensation Actually Paid versus Total Shareholder Return
Tabular List, Table	Tabular List of Financial Performance Measures

Absolute Total Shareholder Return (TSR)
Free Cash Flow
Relative Total Shareholder Return (rTSR)

Total Shareholder Return Amount	$ 195	72	78	85	107
Peer Group Total Shareholder Return Amount	330	156	162	154	157
Net Income (Loss)	$ 7,167	$ 3,381	$ (2,467)	$ (369)	$ 233
Company Selected Measure Amount	7,299	2,916	88	1,067	2,613
PEO Name	Mr. Palmer
Maximum Target in Performance Stock Units	200.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Absolute Total Shareholder Return (TSR)
Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
Non-GAAP Measure Description	(6) Represents Free Cash Flow in millions, a non-GAAP metric, as disclosed in our Annual Report of Form 10-K for the relevant year.
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return (rTSR)
Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(694,517)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	515,776
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,625,888
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,291,483
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	393,682
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	617,869
PEO | Deduction for amount reported in "Stock Awards" column of the Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,094,351)
PEO | Deduction of fair value of awards granted during prior FY that were forfeited during applicable FY, determined as of prior FY end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(161,252)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	111,281
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,853,898
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,255,029
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	162,091
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	108,164
Non-PEO NEO | Deduction for amount reported in "Stock Awards" column of the Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,657,153)
Non-PEO NEO | Deduction of fair value of awards granted during prior FY that were forfeited during applicable FY, determined as of prior FY end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,217,352)